PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of property and equipment
	December 31,
	2014	2015
	RMB	RMB
Buildings	18,087	18,087
Leasehold improvements	187,317	212,860
Store fixture and equipment	157,446	175,527
Software	37,445	38,216
Motor vehicles	15,169	14,574

	415,464	459,264
Less: Accumulated depreciation and amortization	(277,714)	(283,619)
	137,750	175,645